Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use asset
$
Balance – January 1, 2019	183,424
Depreciation	(36,685)
Impairment	(50,888)
Balance – December 31, 2019	95,851
Depreciation	(5,991)
Impairment	(89,860)
Balance – December 31, 2020	—